Change in Non-Cash Operating Working Capital	12 Months Ended
Sep. 30, 2025
Change In Non-cash Operating Working Capital
Change in Non-Cash Operating Working Capital

16.	Change in Non-Cash Operating Working Capital

	September 30, 2025	September 30, 2024
Trade and other receivables	(5,182)	(732)
Inventories	(3,043)	(1,418)
Prepaid expenses and other	1,035	(1,693)
Trade and other payables	68	1,588
Total	(7,122)	(2,255)